Finance Lease Receivables - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	¥ 849,234,936	$ 133,263,493	¥ 1,528,852,901
Adjustment due to the adoption of ASC 326	0	0	13,023,667
Reverse	(195,177,565)	(30,627,620)	1,434,446,417
Charge-offs	(387,018,263)	(60,731,610)	(2,127,088,049)
Balance at the end of the year	267,039,108	41,904,263	849,234,936
Evaluated for impairment on a portfolio basis	267,039,108		849,234,936	$ 41,904,263
Financial Lease Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	24,549,329	3,852,326	39,933,036
Adjustment due to the adoption of ASC 326			26,044,003
Reverse	(16,452,740)	(2,581,794)	(29,287,359)
Charge-offs	(2,954,101)	(463,564)	(12,140,351)
Balance at the end of the year	5,142,488	$ 806,968	24,549,329
Evaluated for impairment on a portfolio basis	¥ 5,142,488		¥ 24,549,329	$ 806,968